Document and Entity Information	Nov. 29, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 29, 2019
Entity File Number	001-36473
Entity Registrant Name	Trinseo S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	1000 Chesterbrook Boulevard
Entity Address, Adress Line Two	Suite 300
Entity Address, State or Province	PA
Entity Address, City or Town	Berwyn
Entity Address, Postal Zip Code	19312
City Area Code	610
Local Phone Number	240-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	TSE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001519061
Amendment Flag	false